TAXATION - Composition of Income Tax Expense (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
TAXATION
Income/(loss) before income taxes	¥ 1,976,709	$ 286,596	¥ 1,089,903	¥ 566,372
Cayman Islands
TAXATION
Income/(loss) before income taxes	(639,136)		199,956	(784,811)
China
TAXATION
Income/(loss) before income taxes	2,743,467		1,120,667	444,368
Other countries
TAXATION
Income/(loss) before income taxes	¥ (127,622)		¥ (230,720)	¥ 906,815